Preferred shares and share capital (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Preferred Shares Outstanding
As at December 31, 2022, the Company had the following preferred shares outstanding:

	Shares				Liquidation preference
			Dividend rate per annum	Redemption by Company permitted on or after(1)	December 31, 2022	December 31, 2021
Series	Authorized	Issued
D	20,000,000	5,093,728	7.95%	January 30, 2018	$127.3	$127.3
E(2)	15,000,000	—	8.25%	February 13, 2019	—	—
G(2)	15,000,000	—	8.20%	June 16, 2021	—	—
H	15,000,000	9,025,105	7.875%	August 11, 2021	225.6	225.6
I	6,000,000	6,000,000	8.00%	October 30, 2023	150.0	150.0
J(3)	12,000,000	12,000,000	7.00%	June 11, 2021	300.0	300.0
(1)Redeemable by the Company, in whole or in part, at a redemption price of $25.00 per share plus unpaid dividends. The preferred shares are not convertible into common shares and are not redeemable by the holder.
(2)On July 1, 2021, the Company redeemed all of its outstanding g 8.25% Series E Cumulative Redeemable Preferred Shares and outstanding 8.20% Series G Cumulative Redeemable Perpetual Preferred shares for cash at $25.00 per share plus all accrued and unpaid dividends.
(3)Dividends will be payable on the Series J Cumulative Redeemable Preferred Shares at a rate of 7.0% for the first five years after the issue date, with 1.5% increases annually thereafter to a maximum of 11.5%.